Business acquisition Business acquisition	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business acquisition
Business acquisitions

For the year-ended December 31, 2014

West Auriga Acquisition
On March 21, 2014, the Company’s 51% owned subsidiary, Seadrill Capricorn Holdings LLC, completed the purchase of 100% of the ownership interests in the entities that own and operate the West Auriga (the “Auriga business”) from Seadrill. The acquisition is in line with the Company’s strategy to increase quarterly cash distributions through accretive acquisitions of modern offshore drilling units with long-term contracts attached.
The purchase price was $1,240.0 million, less debt of $443.1 million that was outstanding under the existing facility related to West Auriga. The total consideration of $797.0 million comprised of cash of $696.9 million, and a zero coupon limited recourse discount note issued by Seadrill Capricorn Holdings LLC to Seadrill in an initial amount of $100.0 million that matures in September 2015. Upon maturity of such note, Seadrill Capricorn Holdings LLC was due to repay $103.7 million to Seadrill. The purchase price was subsequently adjusted by a working capital adjustment of $330.4 million. The working capital adjustment predominately arose as a result of related party payable balances which remained in the acquired entities. These payable balances related to funding provided by Seadrill to the acquired entities for the construction, equipping and mobilization of the West Auriga.
In conjunction with this acquisition, the Company issued 11,960,000 common units to the public and 1,633,987 common units to Seadrill, at a price of $30.60 per unit, raising total net proceeds after fees of $401.3 million. Issuance costs of $14.7 million were charged against Members’ Capital.
The Company funded its 51% share of the cash purchase price with proceeds from the equity issuance described above. The remaining 49% was funded through the issuance of new units by Seadrill Capricorn Holdings LLC to Seadrill for $341.5 million.
Following the deconsolidation of the Company from Seadrill on January 2, 2014, this transaction is deemed to constitute a business combination rather than a transaction between entities under common control. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	March 21, 2014
Consideration
Cash	696.9
Discount note issued	100.0
Working capital adjustment	(330.4)
Fair value of total consideration transferred	466.5

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	24.4
Current assets	44.4
Intangible asset - favorable drilling contract	76.2
Drilling unit	1,065.7
Non current assets	76.6
Long term interest bearing debt	(443.1)
Current liabilities	(380.6)
Total identifiable net assets	463.6

Goodwill	2.9
Total	466.5

The Company recognized goodwill from the acquisition of $2.9 million, which is the excess of consideration transferred over the net assets acquired. The value of the goodwill is attributed to the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes.
The drilling unit has been valued at fair value separately from the related drilling contract. The estimated fair value of the drilling unit was derived using an income approach with market participant based assumptions. The fair value of the drilling contract has been also been assessed separately. The contract was valued using an 'excess earnings' technique where the terms of the contract are assessed relative to current market conditions. The value of the contract related intangible was determined by means of calculating the incremental or decremental cash flows arising over the life of the contract compared with a contract with terms at prevailing market rates.

The fair value of trade receivables is $28.3 million, which is also the gross contractual amount. All amounts are expected to be collected. The fair value of the mobilization fee receivable included in other current and non-current assets is $92.4 million, which equals the book value. All amounts are expected to be collected over the duration of the drilling contract.
Acquisition related transaction costs consisted of various advisory, legal, accounting, valuation and other professional fees of $0.2 million, which were expensed as incurred and are presented in the statement of operations within general and administrative expenses.
In the consolidated statement of operations, revenue of $164.5 million and net income of $46.1 million have been included since the acquisition date of the Auriga Business until December 31, 2014.
The pro forma revenue and pro forma net income of the combined entity for the year ended December 31, 2014 and 2013, had the acquisition date been January 1, 2013 are as follows:

	Twelve months ended December 31, 2014
(In US$ millions)	2014		2013
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	$1,342.6	$1,390.7	$1,064.3	$1,096.1
Net Income	314.6	331.0	415.4	412.5

Acquisition of additional limited partner interest in Seadrill Operating LP

On July 21, 2014, the Company completed the purchase of an additional 28% limited partner interest in Seadrill Operating LP from Seadrill for a total of $372.8 million. As a result of this acquisition, the Company’s limited partner interest in Seadrill Operating LP increased from 30% to 58%. Seadrill Operating LP was already a controlled subsidiary of the Company and therefore this has been accounted for as an equity transaction. Non-controlling interests of $93.2 million were derecognized with the residual $279.6 million recognized against members' capital.

West Vela Acquisition
On November 4, 2014, the Company’s 51% owned subsidiary, Seadrill Capricorn Holdings LLC, completed the purchase of 100% of the ownership interests in the entities that own and operate the West Vela (the “Vela business”) from Seadrill. The acquisition is in line with the Company’s strategy to increase quarterly cash distributions through accretive acquisitions of modern offshore drilling units with long-term contracts attached.
The initial purchase price was $900.0 million, less debt of $433.1 million that was outstanding under the existing facility related to West Vela. As part of the agreement Seadrill Capricorn Holdings LLC also has an obligation to pay deferred consideration of $44,000 per day for the remainder of the West Vela's current contract with BP which runs to November 2020. In addition Seadrill Capricorn Holdings will pay contingent consideration of up to $40,000 per day for the remainder of the BP contract, depending on the actual amount of contract revenue received from BP per day. The total consideration thus included deferred consideration payable to Seadrill of $73.7 million and contingent consideration of $65.7 million. The purchase price was subsequently reduced by a working capital adjustment of $6.0 million.
The Company funded its 51% share of the cash purchase price with proceeds from the equity issuance in September 2014 where the Company issued 8,000,000 common units to the public at a price of $30.68 per unit, raising total proceeds after fees of $245.4 million. Issuance costs of $10.9 million were charged against Members’ Capital. The remaining 49% was funded through the issuance of new units by Seadrill Capricorn Holdings LLC to Seadrill for $228.8 million.

Following the deconsolidation of the Company from Seadrill on January 2, 2014, this transaction is deemed to constitute a business combination rather than a transaction between entities under common control. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	November 4, 2014
Consideration
Cash	467.0
Mobilization payable	73.7
Contingent consideration	65.7
Less: Working capital adjustment	(6.0)
Fair value of total consideration transferred	600.4

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	1.9
Current assets	61.4
Intangible asset - favorable drilling contract	204.7
Drilling unit	755.8
Non current assets	61.8
Long term interest bearing debt	(433.1)
Current liabilities	(52.3)
Total identifiable net assets	600.2

Goodwill	0.2
Total	600.4

The Company recognized goodwill from the acquisition of $0.2 million, which is the excess of consideration transferred over the net assets acquired. The value of the goodwill is attributed to the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes.
The drilling unit has been valued at fair value separately from the related drilling contract. The estimated fair value of the drilling unit was derived using an income approach with market participant based assumptions. The fair value of the drilling contract has been also been assessed separately. The contract was valued using an 'excess earnings' technique where the terms of the contract are assessed relative to current market conditions. The value of the contract related intangible was determined by means of calculating the incremental or decremental cash flows arising over the life of the contract compared with a contract with terms at prevailing market rates.

The fair value of trade receivables is $44.1 million, which is also the gross contractual amount. All amounts are expected to be collected. The fair value of the mobilization fee receivable included in other current and non-current assets is $94.2 million, which equals the book value. All amounts are expected to be collected over the duration of the drilling contract.
Acquisition related transaction costs consisted of various advisory, legal, accounting, valuation and other professional fees of $0.2 million, which were expensed as incurred and are presented in the statement of operations within general and administrative expenses.
In the consolidated statement of operations, revenue of $32.9 million and net income of $5.7 million have been included since the acquisition date of the Vela Business until December 31, 2014.
The pro forma revenue and pro forma net income of the combined entity for the twelve months ended December 31, 2014 and December 31, 2013, had the acquisition date been January 1, 2013 are as follows:

	Twelve months ended December 31,
(In US$ millions)	2014		2013
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	$1,342.6	$1,532.4	$1,064.3	$1,083.4
Net Income	314.6	407.6	415.4	403.8

For the year-ended December 31, 2013

T-15 Acquisition
On May 17, 2013, the Company's wholly owned subsidiary, Seadrill Partners Operating LLC, acquired a 100% interest in the companies that own and operate the tender rig T-15 from Seadrill for a total purchase price of $210.0 million, less $100.5 million of debt assumed relating to the proportion of Seadrill's existing $440 million credit facility, relating to the T-15. Working capital adjustments reduced the purchase price by $34.9 million, which was settled in cash during the year. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $79.4 million has been recorded as a reduction of equity. The acquisition was funded by a vendor financing loan from Seadrill of $109.5 million.

T-16 Acquisition
On October 18, 2013, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interest in the entity that owns the tender rig T-16 for a total purchase price of $200.0 million, less $93.1 million of debt assumed relating to the proportion of Seadrill's existing $440 million credit facility, relating to the T-16. Working capital adjustments reduced the purchase price by $39.0 million, which was recognized within related party receivables at December 31, 2013. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $67.6 million has been recorded as a reduction of equity. As consideration for the purchase, the Company issued 3,310,622 common units to Seadrill in a private placement transaction at a price of $32.29 per unit, which was valued at $106.9 million.

West Sirius and West Leo Acquisition
On December 13, 2013, the acquisition of the companies that own and operate the West Sirius (the "Sirius Business") and West Leo (the "Leo Business") was completed. The Sirius Business was acquired by Seadrill Capricorn Holdings LLC (51% owned by the Company) and the Leo Business was acquired by Seadrill Operating LP (30% owned by the Company).
The total purchase price of the Sirius Business was $1,035.0 million, less debt assumed of $220.2 million, relating to the proportion of Seadrill's existing $1,500 million credit facility relating to the West Sirius. Working capital adjustments increased the purchase price by $106.7 million. 51% (which corresponds to the Company's ownership share of Seadrill Capricorn Holdings LLC) of this was recognized within related party payables at December 31, 2013. The remaining amount was recognized as an increase in the equity contribution from Seadrill described below. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $546.9 million has been recorded as a reduction of equity. The Company funded its share of the purchase price through the equity issue described below, the issuance of a $229.9 million discount note by Seadrill Capricorn Holdings LLC, the issuance of a $70.0 million discount note by the Company, with the remaining 49% (which corresponds to Seadrill's share of Seadrill Capricorn Holdings LLC) being funded by an issuance of common units by Seadrill Capricorn Holdings LLC to Seadrill, totalling $338.8 million.
The total purchase price of the Leo Business was $1,250.0 million, less debt assumed of $485.0 million, relating to the proportion of Seadrill's existing $1,121 million credit facility relating to the West Leo. Working capital adjustments reduced the purchase price by $35.0 million. 30% (which corresponds to the Company's ownership share of Seadrill Operating LP) of this was recognized within related party payables at December 31, 2013. The remaining amount was recognized as a reduction in the equity contribution from Seadrill described below. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $612.7 million has been recorded as a reduction of equity. The Company funded its share of the purchase price through the equity issue described below, with the remaining 70% (which corresponds to Seadrill's share of Seadrill Operating LP) being funded by an equity contribution to Seadrill Operating LP, by Seadrill totaling $511.1 million.
In order to fund the cash portion of the purchase price of these acquisitions, Seadrill Partners issued 12,880,000 common units to the public (including 1,680,000 common units issued to underwriters’ option to purchase additional common units) and 3,394,916 common units to Seadrill, at a price of $29.50 per unit on December 9, 2013 amounting to total gross proceeds of $480.1 million. Issuance fees were $15.3 million.

The following table summarizes the above acquisitions during the year ended December 31, 2013:

(In US$ millions)	T-15	T-16	Sirius	Leo	Total

Total purchase price	210.0	200.0	1,035.0	1,250.0	2,695.0
Debt assumed	(100.5)	(93.1)	(220.2)	(485.0)	(898.8)
Purchase price less debt	109.5	106.9	814.8	765.0	1,796.2
Working capital adjustments	(34.9)	(39.0)	106.7	(35.0)	(2.2)
Adjusted purchase price	74.6	67.9	921.5	730.0	1,794.0
Carrying value of net assets / (liabilities) acquired	(4.8)	0.3	374.6	117.3	487.4
Excess of sales price over net assets acquired	79.4	67.6	546.9	612.7	1,306.6

Refer to Note 1 - Business combinations between entities under common control - for further information on how these transactions have had an effect on the Company's consolidated and combined carve out financial statements.